ALPS ETF TRUST

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

(the “Fund”)

SUPPLEMENT DATED JUNE 10, 2021 TO THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED MARCH 31, 2021, AS SUPPLEMENTED

All changes noted in this supplement will be effective on July 1, 2021 (the “Effective Date”).

Summary Section of the Prospectus

The section entitled “FEES AND EXPENSES OF THE FUND – Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” in the Summary Section of the Fund’s Prospectus is hereby deleted and replaced with the following information:

Management Fees(1)	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(1)	0.35%

(1)	Restated to reflect current fees.

The chart in the section entitled “FEES AND EXPENSES OF THE FUND – Example” in the Summary Section of the Fund’s Prospectus is hereby deleted and replaced with the following information:

	One Year	Three Years	Five Years	Ten Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$36	$113	$196	$443

Prospectus

The second paragraph and table under the section entitled “INVESTMENT ADVISORY SERVICES – Investment Adviser” of the Fund’s Prospectus is hereby replaced with the following information:

Pursuant to each Advisory Agreement, the Alerian MLP ETF pays the Adviser a unitary fee of 0.85% and the Alerian Energy Infrastructure ETF pays the Adviser a unitary fee of 0.35% for the services and facilities it provides payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets. Fees are subject to the following breakpoints:

Fund	Advisory Fee
Alerian MLP ETF	Average net assets up to and including $10 billion	0.85%
	Average net assets greater than $10 billion up to and including $15 billion	0.80%
	Average net assets greater than $15 billion up to and including $20 billion	0.70%
	Average net assets greater than $20 billion up to and including $25 billion	0.55%
	Average net assets greater than $25 billion	0.40%
Alerian Energy Infrastructure ETF		0.35%

Statement of Additional Information

The information for the Fund in the chart under the section entitled “Investment Advisory Agreement” of the Fund’s SAI is hereby replaced with the following information:

Fund	Advisory Fee
Alerian Energy Infrastructure ETF	0.35%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS ETF TRUST

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

(the “Fund”)

SUPPLEMENT DATED JUNE 10, 2021 TO THE SUMMARY PROSPECTUS DATED MARCH 31, 2021, AS SUPPLEMENTED

All changes noted in this supplement will be effective on July 1, 2021 (the “Effective Date”).

Summary Prospectus

The section entitled “FEES AND EXPENSES OF THE FUND – Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” in the Summary Prospectus is hereby deleted and replaced with the following information:

Management Fees(1)	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(1)	0.35%

(1)	Restated to reflect current fees.

The chart in the section entitled “FEES AND EXPENSES OF THE FUND – Example” in the Summary Prospectus is hereby deleted and replaced with the following information:

	One Year	Three Years	Five Years	Ten Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$36	$113	$196	$443

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE